Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

07054765

CERTNYS

RECD S.E.C.
MAY 3 0 2007
1086

1-33479

May 30, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
JUN 0 5 2007
THOMSON
FINANCIAL

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Goldman Sachs Capital III, Floating Rate Normal Automatic Preferred Enhanced Capital Securities (and guarantees with respect thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 30, 2007. Tentative listing date – December 31, 2007.

Sincerely,

Paras Madho

END